Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TIFF Investment Program
Entity Central Index Key	0000916622
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000017543
Shareholder Report [Line Items]
Fund Name	TIFF Multi-Asset Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TIFF Multi-Asset Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tipfunds.org. You can also request this information by contacting us at 800-984-0084.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-984-0084
Additional Information Website	www.tipfunds.org
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TIFF Multi-Asset Fund	$180	1.63%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed the 65/35 Mix (defined below) by 447 basis points, gaining 21.44% compared to 16.97% for the 12 months ended December 31, 2025. The Fund maintained portfolio allocations near its strategic asset allocation targets and aimed to achieve a total return, net of expenses, that exceeds CPI +5% per Annum. Key factors for the Fund’s outperformance relative to the 65/35 Mix included its strategic asset allocation, investing in hedge funds rather than traditional bond investments, and strong money manager selection in both hedge funds and equities. Global economic growth of around 3% boosted earnings and stock prices, with the Fund’s equities portfolio outperforming the MSCI All Country World Index (25.65% vs.22.34%). The Fund’s hedge fund portfolio outperformed the Bloomberg US Aggregate Bond Index (23.53% vs.7.30%). The Fund’s Treasury and cash fixed income portfolio underperformed the Bloomberg US Aggregate Bond Index (4.01% vs. 7.30%).

Line Graph [Table Text Block]
	TIFF Multi-Asset Fund	65/35 Mix (65% MSCI ACWI, 35% Bloomberg US Aggregate Bond Index)	Consumer Price Index ("CPI") + 5% Per Annum	Bloomberg US Aggregate Bond Index	MSCI All Country World Index
12/31/2015	$2,491,259	$2,500,000	$2,500,000	$2,500,000	$2,500,000
12/31/2016	$2,602,013	$2,654,256	$2,679,280	$2,566,181	$2,696,608
12/31/2017	$3,076,501	$3,090,809	$2,872,335	$2,657,071	$3,343,042
12/31/2018	$2,760,657	$2,905,443	$3,073,326	$2,657,370	$3,028,314
12/31/2019	$3,268,232	$3,495,503	$3,300,432	$2,889,010	$3,833,768
12/31/2020	$3,872,270	$3,981,275	$3,512,461	$3,105,874	$4,456,941
12/31/2021	$4,354,773	$4,428,094	$3,946,507	$3,057,988	$5,283,140
12/31/2022	$3,694,334	$3,706,314	$4,410,214	$2,660,136	$4,312,943
12/31/2023	$4,304,308	$4,307,108	$4,785,496	$2,807,209	$5,270,497
12/31/2024	$4,942,989	$4,806,632	$5,169,284	$2,842,305	$6,192,238
12/31/2025	$5,981,978	$5,622,317	$5,572,474	$3,049,821	$7,575,423

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
TIFF Multi-Asset Fund	21.44%	9.16%	9.19%
65/35 Mix (65% MSCI ACWI, 35% Bloomberg US Aggregate Bond Index)	16.97%	7.15%	8.44%
Consumer Price Index ("CPI") + 5% Per Annum	7.80%	9.67%	8.35%
MSCI All Country World Index	22.34%	11.19%	11.71%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%

AssetsNet	$ 1,468,145,315
Holdings Count | Holding	1,434
Advisory Fees Paid, Amount	$ 3,026,507
InvestmentCompanyPortfolioTurnover	290.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Total Net Assets	$1,468,145,315
# of Portfolio Holdings	1,434
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$3,026,507

Holdings [Text Block]

 Country Allocation (% of Net Assets)

Value	Value
United States	86.6%
Canada	5.7%
Mauritius	2.0%
France	1.7%
South Korea	1.4%
United Kingdom	1.2%
Taiwan	1.0%
South Africa	0.8%
Brazil	0.7%
Others	5.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Value	Value
FIXED INC CLEARING CORP.REPO, 1.060%, due 01/02/26	9.7%
NVIDIA Corp.	4.0%
State Street Financial Select Sector SPDR ETF	3.9%
Apple, Inc.	3.1%
Helikon Long Short Equity Fund ICAV	2.9%
Microsoft Corp.	2.6%
Voloridge Trading Aggressive Fund	2.3%
U.S. Treasury Bills, 3.812%, due 04/02/26	2.1%
Kotak Flexicap Feeder Fund, D (Mauritius)	2.0%
Vanguard Financials ETF	1.9%

Material Fund Change [Text Block]

How has the Fund changed?

The following is a summary of certain changes to the Fund for the period. (1) Eversept Partners, LP was added as a new money manager to the Fund effective October 1, 2025
Material Fund Change Adviser [Text Block]	(1) Eversept Partners, LP was added as a new money manager to the Fund effective October 1, 2025
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund for the period.